Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 30.3%[1]
	COMMUNICATIONS — 2.9%
318	Activision Blizzard, Inc.	$25,475
272	Alphabet, Inc. - Class A*	756,527
2,912	AT&T, Inc.	68,811
17	Booking Holdings, Inc.*	39,924
83	Charter Communications, Inc. - Class A*	45,278
1,863	Comcast Corp. - Class A	87,226
1,134	Meta Platforms, Inc. - Class A*	252,156
181	Netflix, Inc.*	67,801
509	T-Mobile US, Inc.*	65,330
1,712	Verizon Communications, Inc.	87,209
741	Walt Disney Co.*	101,635
		1,597,372
	CONSUMER DISCRETIONARY — 3.1%
207	Amazon.com, Inc.*	674,810
110	Aptiv PLC2,*	13,168
8	AutoZone, Inc.*	16,357
11	Chipotle Mexican Grill, Inc.*	17,402
255	eBay, Inc.	14,601
1,629	Ford Motor Co.	27,546
592	General Motors Co.*	25,894
426	Home Depot, Inc.	127,515
275	Lowe's Cos., Inc.	55,602
133	Marriott International, Inc. - Class A*	23,375
305	McDonald's Corp.	75,420
645	NIKE, Inc. - Class B	86,791
27	O'Reilly Automotive, Inc.*	18,494
478	Starbucks Corp.	43,484
390	Tesla, Inc.*	420,264
486	TJX Cos., Inc.	29,442
		1,670,165
	CONSUMER STAPLES — 1.8%
749	Altria Group, Inc.	39,135
1,761	Coca-Cola Co.	109,182
344	Colgate-Palmolive Co.	26,086
77	Constellation Brands, Inc. - Class A	17,735
181	Costco Wholesale Corp.	104,229
94	Dollar General Corp.	20,927
147	Estee Lauder Cos., Inc. - Class A	40,031
137	Kimberly-Clark Corp.	16,873
499	Kraft Heinz Co.	19,656
569	Mondelez International, Inc. - Class A	35,722

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	CONSUMER STAPLES (Continued)
216	Monster Beverage Corp.*	$17,258
564	PepsiCo, Inc.	94,402
635	Philip Morris International, Inc.	59,652
987	Procter & Gamble Co.	150,814
195	Target Corp.	41,383
352	Walgreens Boots Alliance, Inc.	15,759
1,131	Walmart, Inc.	168,428
		977,272
	ENERGY — 0.7%
786	Chevron Corp.	127,985
538	ConocoPhillips	53,800
239	EOG Resources, Inc.	28,496
1,726	Exxon Mobil Corp.	142,550
100	Pioneer Natural Resources Co.	25,003
572	Schlumberger N.V.[2]	23,629
		401,463
	FINANCIALS — 2.6%
316	American Express Co.	59,092
339	American International Group, Inc.	21,279
90	Aon PLC - Class A2	29,307
3,337	Bank of America Corp.	137,551
337	Bank of New York Mellon Corp.	16,725
913	Berkshire Hathaway, Inc. - Class B*	322,207
62	BlackRock, Inc.	47,379
174	Capital One Financial Corp.	22,844
771	Charles Schwab Corp.	65,003
176	Chubb Ltd.[2]	37,646
809	Citigroup, Inc.	43,201
147	CME Group, Inc.	34,965
142	Goldman Sachs Group, Inc.	46,874
230	Intercontinental Exchange, Inc.	30,388
1,205	JPMorgan Chase & Co.	164,266
206	Marsh & McLennan Cos., Inc.	35,106
343	MetLife, Inc.	24,106
732	Morgan Stanley	63,977
172	PNC Financial Services Group, Inc.	31,725
238	Progressive Corp.	27,130
92	T. Rowe Price Group, Inc.	13,909
544	Truist Financial Corp.	30,845
605	U.S. Bancorp	32,156

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	FINANCIALS (Continued)
1,626	Wells Fargo & Co.	$78,796
		1,416,477
	HEALTH CARE — 3.5%
721	Abbott Laboratories	85,338
721	AbbVie, Inc.	116,881
123	Agilent Technologies, Inc.	16,277
32	Align Technology, Inc.*	13,952
230	Amgen, Inc.	55,619
99	Anthem, Inc.	48,631
204	Baxter International, Inc.	15,818
116	Becton, Dickinson and Co.	30,856
581	Boston Scientific Corp.*	25,732
905	Bristol-Myers Squibb Co.	66,092
238	Centene Corp.*	20,037
135	Cigna Corp.	32,347
538	CVS Health Corp.	54,451
291	Danaher Corp.	85,359
40	Dexcom, Inc.*	20,464
255	Edwards Lifesciences Corp.*	30,019
390	Eli Lilly & Co.	111,684
511	Gilead Sciences, Inc.	30,379
127	HCA Healthcare, Inc.	31,829
52	Humana, Inc.	22,629
35	IDEXX Laboratories, Inc.*	19,147
64	Illumina, Inc.*	22,362
146	Intuitive Surgical, Inc.*	44,045
78	IQVIA Holdings, Inc.*	18,034
1,073	Johnson & Johnson	190,168
548	Medtronic PLC[2]	60,801
1,030	Merck & Co., Inc.	84,511
165	Moderna, Inc.*	28,423
2,288	Pfizer, Inc.	118,450
44	Regeneron Pharmaceuticals, Inc.*	30,730
154	Stryker Corp.	41,172
161	Thermo Fisher Scientific, Inc.	95,095
384	UnitedHealth Group, Inc.	195,828
104	Vertex Pharmaceuticals, Inc.*	27,141
193	Zoetis, Inc.	36,398
		1,926,699
	INDUSTRIALS — 1.7%
235	3M Co.	34,987

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	INDUSTRIALS (Continued)
244	Amphenol Corp. - Class A	$18,385
240	Boeing Co.*	45,960
353	Carrier Global Corp.	16,192
221	Caterpillar, Inc.	49,243
42	Cintas Corp.	17,866
904	CSX Corp.	33,855
125	Deere & Co.	51,932
163	Eaton Corp. PLC[2]	24,737
243	Emerson Electric Co.	23,826
108	FedEx Corp.	24,990
114	General Dynamics Corp.	27,495
448	General Electric Co.	40,992
281	Honeywell International, Inc.	54,677
128	Illinois Tool Works, Inc.	26,803
287	Johnson Controls International plc[2]	18,819
80	L3Harris Technologies, Inc.	19,878
112	Lockheed Martin Corp.	49,437
99	Norfolk Southern Corp.	28,237
65	Northrop Grumman Corp.	29,069
47	Old Dominion Freight Line, Inc.	14,038
610	Raytheon Technologies Corp.	60,433
129	Republic Services, Inc.	17,093
133	TE Connectivity Ltd.[2]	17,420
97	Trane Technologies PLC[2]	14,812
262	Union Pacific Corp.	71,581
354	United Parcel Service, Inc. - Class B	75,919
171	Waste Management, Inc.	27,103
		935,779
	MATERIALS — 0.4%
90	Air Products and Chemicals, Inc.	22,492
211	DuPont de Nemours, Inc.	15,525
117	Ecolab, Inc.	20,658
599	Freeport-McMoRan, Inc.	29,794
208	Linde PLC[2]	66,442
325	Newmont Corp.	25,821
107	Sherwin-Williams Co.	26,709
		207,441
	REAL ESTATE — 0.4%
186	American Tower Corp. - REIT	46,727
176	Crown Castle International Corp. - REIT	32,489
119	Digital Realty Trust, Inc. - REIT	16,874

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	REAL ESTATE (Continued)
37	Equinix, Inc. - REIT	$27,440
302	Prologis, Inc. - REIT	48,767
71	Public Storage - REIT	27,710
134	Simon Property Group, Inc. - REIT	17,629
		217,636
	TECHNOLOGY — 8.0%
269	Accenture PLC - Class A2	90,715
194	Adobe, Inc.*	88,390
666	Advanced Micro Devices, Inc.*	72,820
214	Analog Devices, Inc.	35,349
6,689	Apple, Inc.	1,167,966
362	Applied Materials, Inc.	47,712
125	Arista Networks, Inc.*	17,372
90	Autodesk, Inc.*	19,291
172	Automatic Data Processing, Inc.	39,137
168	Broadcom, Inc.	105,786
113	Cadence Design Systems, Inc.*	18,584
1,720	Cisco Systems, Inc.	95,907
214	Cognizant Technology Solutions Corp. - Class A	19,189
248	Fidelity National Information Services, Inc.	24,904
269	Fiserv, Inc.*	27,277
67	Fortinet, Inc.*	22,897
1,658	Intel Corp.	82,170
366	International Business Machines Corp.	47,587
115	Intuit, Inc.	55,297
62	KLA Corp.	22,696
57	Lam Research Corp.	30,644
401	Mastercard, Inc. - Class A	143,309
226	Microchip Technology, Inc.	16,982
457	Micron Technology, Inc.	35,596
3,061	Microsoft Corp.	943,737
76	Moody's Corp.	25,643
69	Motorola Solutions, Inc.	16,712
34	MSCI, Inc.	17,098
1,019	NVIDIA Corp.	278,044
108	NXP Semiconductors N.V.[2]	19,989
1,089	Oracle Corp.	90,093
147	Paychex, Inc.	20,061
479	PayPal Holdings, Inc.*	55,396
457	QUALCOMM, Inc.	69,839
43	Roper Technologies, Inc.	20,306
144	S&P Global, Inc.	59,066

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	TECHNOLOGY (Continued)
402	salesforce.com, Inc.*	$85,353
81	ServiceNow, Inc.*	45,108
63	Synopsys, Inc.*	20,996
377	Texas Instruments, Inc.	69,172
888	Visa, Inc. - Class A	196,932
		4,361,122
	UTILITIES — 5.2%
2,283	Alliant Energy Corp.	142,642
1,565	Ameren Corp.	146,734
1,775	American Electric Power Co., Inc.	177,092
745	American Water Works Co., Inc.	123,320
1,315	Atmos Energy Corp.	157,129
2,144	CMS Energy Corp.	149,951
1,628	Consolidated Edison, Inc.	154,139
962	Constellation Energy Corp.	54,113
330	Dominion Energy, Inc.	28,040
1,158	DTE Energy Co.	153,099
314	Duke Energy Corp.	35,061
1,236	Entergy Corp.	144,303
2,031	Evergy, Inc.	138,799
1,522	Eversource Energy	134,225
2,888	Exelon Corp.	137,556
3,369	FirstEnergy Corp.	154,502
800	NextEra Energy, Inc.	67,768
4,624	PPL Corp.	132,062
2,100	Public Service Enterprise Group, Inc.	147,000
2,471	Southern Co.	179,172
1,438	WEC Energy Group, Inc.	143,527
2,043	Xcel Energy, Inc.	147,443
		2,847,677
	TOTAL COMMON STOCKS
	(Cost $16,839,745)	16,559,103

Principal Amount
	U.S. TREASURY BILLS — 51.3%
	United States Treasury Bill
$1,500,000	0.000%, 6/30/2022	1,498,069
8,575,000	0.000%, 7/7/2022[3]	8,561,743
350,000	0.000%, 7/21/2022	349,281
7,450,000	0.000%, 7/21/2022	7,434,698
7,000,000	0.000%, 8/11/2022	6,978,678
150,000	0.000%, 8/25/2022	149,469

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2022 (Unaudited)

Principal Amount		Value
	U.S. TREASURY BILLS (Continued)
$425,000	0.000%, 8/25/2022	$423,495
2,700,000	0.000%, 9/8/2022	2,689,157
	TOTAL U.S. TREASURY BILLS
	(Cost $28,108,520)	28,084,590
	U.S. TREASURY NOTES — 13.4%
	United States Treasury Note
2,000,000	0.500%, 6/30/2027	1,809,688
2,000,000	0.625%, 12/31/2027	1,805,390
2,000,000	1.250%, 6/30/2028	1,862,500
2,000,000	1.375%, 12/31/2028	1,871,172
	TOTAL U.S. TREASURY NOTES
	(Cost $7,709,353)	7,348,750
	SHORT-TERM INVESTMENTS — 0.0%
10	UMB Bank demand deposit, 0.01%[3,4]	10
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10)	10
	TOTAL INVESTMENTS — 95.0%
	(Cost $52,657,628)	51,992,453
	Other Assets in Excess of Liabilities — 5.0%	2,762,832
	TOTAL NET ASSETS — 100.0%	$54,755,285

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

[1]See additional notional stock exposure value via stock index futures on page 8.
[2]Foreign security denominated in U.S. dollars.
[3]All or a portion of this security is segregated as collateral for derivatives. The market value of the securities pledged as collateral was $8,561,753, which represents 15.64% of total net assets of the Fund.
[4] The rate is the annualized seven-day yield at period end.
*Non-income producing security.

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS -Continued

As of March 31, 2022 (Unaudited)

Long Contracts	Expiration Date	Number of Contracts	Notional Value	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Commodity Futures
CMX Gold	June 2022	28	$5,492,100	$5,471,200	$(20,900)

Index Futures
CME E-mini S&P 500	June 2022	18	3,780,305	4,077,675	297,370
NYF MSCI EAFE Index	June 2022	40	4,075,329	4,288,800	213,471
Total Long Contracts			$13,347,734	$13,837,675	$489,941

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS -Continued

As of March 31, 2022 (Unaudited)

SWAP CONTRACTS

TOTAL RETURN SWAP

Counterparty	Reference Entity	Pay/Receive Total Return on Reference Entity	Financing Rate[1]	Pay/Receive Frequency	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)

Deutsche Bank	Abraham Fortress Fund Custom Basket Swap[2]	Receive	0.50% of Notional Value	Monthly	June 13, 2024	$31,608,787	1,338,143
TOTAL SWAP CONTRACTS							$1,338,143

[1]	Financing rate is based upon notional trading amounts.
[2]	This investment is a holding of the Abraham Fortress Fund, Ltd. and is comprised of a prorprietary basket of alternative programs investing in various futures contracts and forward foreign currency exchange contracts.

Total Return Swap Top 50 Holdings^

FUTURES CONTRACTS

Description	Expiration Date	Number of Long Contracts	Notional Value	Unrealized Appreciation (Depreciation)	Percentage of Custom Swap's Unrealized Appreciation (Depreciation)
CBT Soybeans Future	May 2022	50	$4,160,829	$(22,160)	9.41%
NYB Coffee C Future	July 2022	25	2,164,524	79,076	-33.57%
CBT Corn Future	May 2022	43	1,579,489	50,200	-21.31%
NYB Sugar No.11 Future	April 2022	61	1,327,145	(7,046)	2.99%
NYB Coffee C Future	September 2022	14	1,202,537	61,870	-26.27%
CBT Soybean Oil Future	May 2022	25	1,071,932	(39,603)	16.82%
ICE Gasoil Monthly Future	May 2022	10	969,417	(125,991)	53.49%
CBT Wheat Future	July 2022	12	629,917	(52,462)	22.27%
CME Live Cattle Future	August 2022	11	613,980	13,584	-5.77%
OSE TOPIX Future	June 2022	3	401,193	2,022	-0.86%
CBT 30 year US Treasury Bonds	June 2022	2	353,645	237	-0.10%
ICE Brent Crude Monthly Future	April 2022	3	343,127	(19,771)	8.39%
ICE Brent Crude Monthly Future	May 2022	3	337,793	21,785	-9.25%

Description	Expiration Date	Number of Short Contracts	Notional Value	Unrealized Appreciation (Depreciation)	Percentage of Custom Swap's Unrealized Appreciation (Depreciation)
CME EUR/USD	June 2022	(59)	$(8,202,632)	$(64,701)	27.47%
CME AUD/USD	June 2022	(65)	(4,912,996)	(112,559)	47.79%
CBT Soybeans Future	July 2022	(53)	(4,394,337)	19,001	-8.07%
NYB Coffee C Future	May 2022	(38)	(3,258,117)	(131,815)	55.97%
CME JPY/USD	June 2022	(26)	(2,696,067)	105,215	-44.67%
CBT 2 year US Treasury Notes	June 2022	(10)	(2,197,032)	7,790	-3.31%
EUX DAX Index Future	June 2022	(4)	(1,413,717)	(649)	0.28%
OSE 10 year Japanese Government Bond	June 2022	(1)	(1,178,535)	(505)	0.21%
NYB Sugar No.11 Future	June 2022	(53)	(1,149,863)	5,096	-2.16%
CBT 5 year US Treasury Notes	June 2022	(9)	(1,070,764)	6,795	-2.89%
CME SOFR 3month Futures	March 2024	(4)	(1,044,365)	3,529	-1.50%
CBT Soybean Oil Future	July 2022	(24)	(1,004,429)	4,548	-1.93%
CME SOFR 3month Futures	September 2024	(4)	(906,972)	2,290	-0.97%
IFLL 3 Month SONIA Index Futures	June 2024	(3)	(900,198)	737	-0.31%
LIF 3 month Euro (EURIBOR)	March 2023	(3)	(877,075)	820	-0.35%
IFLL 3 Month SONIA Index Futures	December 2024	(3)	(861,489)	1,420	-0.60%
IFLL 3 Month SONIA Index Futures	December 2023	(3)	(857,554)	2,169	-0.92%
NYM Light Sweet Crude Oil (WTI) Future	May 2022	(8)	(804,681)	30,093	-12.78%
KOFEX 3 Year Korean Treasury Bond Future	June 2022	(9)	(803,374)	1,966	-0.83%
CME Eurodollar	June 2023	(3)	(773,464)	2,264	-0.96%
ICE Gasoil Monthly Future	June 2022	(7)	(720,044)	61,876	-26.27%
CME Live Cattle Future	June 2022	(12)	(672,890)	(13,762)	5.84%
CME Eurodollar	June 2024	(3)	(615,446)	3,203	-1.36%
LIF 3 month Euro (EURIBOR)	September 2023	(2)	(611,079)	2,329	-0.99%
LIF 3 month Euro (EURIBOR)	September 2024	(2)	(610,808)	2,626	-1.11%
EUX Euro-BOBL	June 2022	(4)	(604,378)	1,790	-0.76%
SFE 10 year Australian Treasury Bond Future	June 2022	(6)	(583,539)	466	-0.20%
NYM Light Sweet Crude Oil (WTI) Future	November 2022	(6)	(582,579)	(9,798)	4.16%
NYM Light Sweet Crude Oil (WTI) Future	April 2022	(5)	(566,146)	(4,156)	1.76%
IFLL 3 Month SONIA Index Futures	June 2023	(2)	(541,729)	1,224	-0.52%
LIF Long Gilt Future	June 2022	(3)	(519,996)	2,582	-1.10%
EUX 2 year Euro-Schatz	June 2022	(4)	(519,463)	897	-0.38%
IFLL 3 Month SONIA Index Futures	March 2023	(2)	(501,915)	944	-0.40%
CBT Corn Future	July 2022	(13)	(476,309)	(33,304)	14.14%
ICE Brent Crude Monthly Future	October 2022	(5)	(444,031)	8,376	-3.56%
CBT Wheat Future	September 2022	(8)	(427,197)	(35,575)	15.10%
CMX Gold	June 2022	(2)	(419,317)	(11,291)	4.79%
CME E-Mini S&P 500	June 2022	(2)	(392,821)	854	-0.36%
MSE 10 year Canadian Govt Bond	June 2022	(4)	(380,429)	4,445	-1.89%
EUX Euro-OAT Future	June 2022	(2)	(373,400)	(1,212)	0.51%
CBT Wheat Future	December 2022	(7)	(340,506)	(21,419)	9.09%
KOFEX 10 Year Korean Treasury Bond Future	June 2022	(3)	(331,809)	2,240	-0.95%
MGE Hard Red Spring Wheat Future	July 2022	(6)	(321,046)	(26,434)	11.22%
CME NZD/USD	June 2022	(5)	(319,546)	(3,256)	1.38%

FORWARD FOREIGN CURRENCY CONTRACTS

Settlement Date	Counterparty	Currency Units to Receive/(Deliver)	In Exchange For	Unrealized Appreciation (Depreciation)	Percentage of Custom Swap's Unrealized Appreciation (Depreciation)
3/31/2022	Deutsche Bank	(1,198,804) USD	1,080,896 EUR	$2,334	-0.99%
4/4/2022	Deutsche Bank	627,011 USD	(564,677) EUR	1,767	-0.75%
4/4/2022	Deutsche Bank	6,860,745 MXN	(344,862) USD	62	-0.03%
6/15/2022	Deutsche Bank	327,434 USD	(249,562) GBP	(855)	0.36%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.